Contract assets and liabilities (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Contract assets and liabilities
Contract assets | $	$ 1,344		$ 135
Contract liabilities | $	(573)		(593)
Net contract liabilities | $	$ 771		$ (458)
ZHEJIANG TIANLAN [Member]
Contract assets and liabilities
Contract assets | ¥		¥ 75,638		¥ 66,644
Contract liabilities | ¥		(44,474)		(35,367)
Net contract liabilities | ¥		¥ 31,164		¥ 31,277